As filed with the Securities and Exchange Commission on or about October 1, 2004

                                        Securities Act Registration No. 33-25399
                                Investment Company Act Registration No. 811-5687

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No.                                         [ ]
         Post-Effective Amendment No.   30                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No.   34                                                  [X]

                        (Check appropriate box or boxes)

                         STRONG COMMON STOCK FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

        100 Heritage Reserve
      Menomonee Falls, Wisconsin                                           53051
(Address of Principal Executive Offices)                              (Zip Code)
       Registrant's Telephone Number, including Area Code: (414) 359-3400

                            Gilbert L. Southwell III
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)


     It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 1st day of October, 2004.

                                             STRONG COMMON STOCK FUND, INC.
                                             (Registrant)


                                         By: /s/ Gilbert L. Southwell, III
                                             -----------------------------------
                                             Gilbert L. Southwell III, Secretary


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF

                                                Vice President (Principal Executive
/s/ Thomas M. Zoeller                           Officer)                                         October 1, 2004
-----------------------------------------------
Thomas M. Zoeller

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              October 1, 2004
-----------------------------------------------
John W. Widmer


                                                Director                                         October 1, 2004
-----------------------------------------------
Willie D. Davis*


                                                Director                                         October 1, 2004
-----------------------------------------------
William F. Vogt*


                                                Director                                         October 1, 2004
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         October 1, 2004
-----------------------------------------------
Neal Malicky*


                                                Director                                         October 1, 2004
-----------------------------------------------
Gordon B. Greer*


* Gilbert L. Southwell III signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A.


                                               By: /s/ Gilbert L. Southwell, III
                                                   -----------------------------
                                                   Gilbert L. Southwell III

                                  EXHIBIT INDEX

                                                                                                      EDGAR
Exhibit No.                                         Exhibit                                         Exhibit No.

(p)                 Code of Ethics for Access Persons dated September 29, 2004                      EX-99.p

(p.1)               Code of Ethics for Non-Access Persons dated September 29, 2004                  EX-99.p1